Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Employee Benefits Liability

Employee benefits liability as of December 31, 2024, 2023 and 2022 are comprised as follows:

	Retirement benefits	Termination benefits	2024	2023	2022

Vested benefits Obligation	$-	$4,123	$4,123	$4,431	$-
Plus, Non-Vested Benefits Obligation	74,178	98,699	172,877	180,743	169,375
Defined Benefits Obligation	74,178	102,822	177,000	185,174	169,375

Projected Net Liability	$74,178	$102,822	$177,000	$185,174	$169,375

Schedule of Net Cost for the Period Booked in Profit and loss

Net cost for the period booked in profit and loss is comprised as follows:

	Retirement benefits	Termination benefits	2024	2023	2022

Service cost	6,724	$9,759	$16,483	$15,206	$10,998
Net interest	9,550	10,841	20,391	18,632	12,101
Labor cost of past services	(14,150)	270	(13,880)	(2,528)	(11,244)
Net Cost for the period	$2,124	$20,870	$22,994	$31,310	$11,855

Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations	Main actuarial hypothesis used in the actuarial computations are:
	2024	2023	2022

Discount rate	10.55%	9.05%	9.10%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%

Schedule of DBO Amount Recorded in the Balance Sheet

The DBO amount recorded in the balance sheet as of December 31, 2024 and 2023 are $ 177,000 and $ 185,174, respectively.

	2024	2023

Defined benefit obligations (DBO) changes in present	$185,174	$169,375

DBO present value at January 1st	185,174	169,375
Past services labor cost	(13,880)	(2,528)
Current service labor cost	16,483	15,206
Interest expense	20,391	18,632
Paid benefits	(12,945)	(22,044)
Actuarial gains and losses in obligations	(18,223)	6,533
DBO present value at December 31st	$177,000	$185,174
Changes in projected net liabilities
Initial PNL	$185,174	$169,375
Net cost for the period	22,994	31,310
Paid benefits	(12,945)	(22,044)
Previous years effect on profit and loss	(18,223)	6,533
Final PNL	$177,000	$185,174
Defined benefits obligations (DBO)	$177,000	$185,174